Business, Acquisition of Assets and Basis of Presentation (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Business Combinations [Abstract]
Total revenue	$ 1,371,106	$ 1,736,139
Expenses
Cost of sales - ProstaScint	1,818,690	2,054,786
Research and development	3,065,626	3,933,619
Research and development - related party (Note 8)	156,988	125,587
General and administrative	4,417,884	2,388,665
Amortization and impairment of intangible assets	131,989	100,000
Loss from operations	(8,220,071)	(6,866,518)
Interest (expense) income	(114,994)	(45,553)
Net loss, before income tax	(8,335,065)	(6,912,071)
Deferred income tax benefit	23,910	813,697
Net loss	$ (8,311,155)	$ (6,098,374)